Shareholder Fees - Voya Target Retirement 2040 Fund	Class A Maximum sales charge (load) as a % of offering price imposed on purchases	Class A Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less		Class I Maximum sales charge (load) as a % of offering price imposed on purchases	Class I Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class R Maximum sales charge (load) as a % of offering price imposed on purchases	Class R Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class R6 Maximum sales charge (load) as a % of offering price imposed on purchases	Class R6 Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class T Maximum sales charge (load) as a % of offering price imposed on purchases	Class T Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	5.75%	none	[1]	none	none	none	none	none	none	2.50%	none

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.